Goodwill and Other Intangible Assets - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 01, 2016	Jul. 31, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 12, 2018
Changes in the carrying amount of goodwill
Goodwill recognized in restructuring						$ 11,288
Florida II | Retail segment impairment
Changes in the carrying amount of goodwill
Segment impairment			$ 0
Predecessor
Changes in the carrying amount of goodwill
Balance at the beginning of the period				$ 113,290	$ 152,568
Other acquisitions, net				463
Other acquisitions and dispositions, net					(10,329)
Segment impairment				(113,753)	(28,949)
Goodwill recognized in restructuring							$ 11,288
Balance at the end of the period					113,290
Predecessor | Retail segment impairment
Changes in the carrying amount of goodwill
Segment impairment	$ (28,949)			$ (113,753)	$ (28,949)
Predecessor | Retail Financial Services
Changes in the carrying amount of goodwill
Segment impairment		$ (28,949)